UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22896

Global Macro Capital Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2021

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Capital Opportunities Portfolio

October 31, 2021

Portfolio of Investments

Common Stocks — 84.9%
Security	Shares	Value

Bulgaria — 1.3%

Eurohold Bulgaria AD(1)	2,011,568	$2,544,269

		$2,544,269

China — 3.2%

AAC Technologies Holdings, Inc.	6,000	$25,933

Agricultural Bank of China, Ltd., Class H	121,000	41,117

Alibaba Group Holding, Ltd. ADR(1)	5,427	895,129

Alibaba Health Information Technology, Ltd.(1)	24,000	30,053

Anhui Conch Cement Co., Ltd., Class H	8,500	42,032

ANTA Sports Products, Ltd.	4,000	61,975

Bank of China, Ltd., Class H	272,000	96,261

BYD Co., Ltd., Class H	3,000	114,743

China Conch Venture Holdings, Ltd.	11,000	53,453

China Construction Bank Corp., Class H	293,000	199,410

China Gas Holdings, Ltd.	15,400	38,439

China Life Insurance Co., Ltd., Class H	36,000	62,542

China Mengniu Dairy Co., Ltd.(1)	14,000	89,076

China Merchants Bank Co., Ltd., Class A	5,600	47,170

China Merchants Bank Co., Ltd., Class H	13,000	108,942

China National Building Material Co., Ltd., Class H	32,000	40,105

China Pacific Insurance Group Co., Ltd., Class H	15,600	47,703

China Petroleum & Chemical Corp., Class H	104,000	50,672

China Resources Beer Holdings Co., Ltd.	6,000	49,541

China Resources Gas Group, Ltd.	6,000	32,204

China Resources Land, Ltd.	13,777	53,530

China Shenhua Energy Co., Ltd., Class H	18,000	38,705

China Tourism Group Duty Free Corp., Ltd., Class A	1,000	41,883

China Tower Corp., Ltd., Class H(2)	346,000	44,841

China Vanke Co., Ltd., Class H	13,800	32,243

China Youzan, Ltd.(1)	132,000	16,741

CITIC Securities Co., Ltd., Class H	19,500	49,510

CITIC, Ltd.	38,000	38,068

Contemporary Amperex Technology Co., Ltd., Class A	600	60,103

Country Garden Holdings Co., Ltd.	46,000	43,286

Country Garden Services Holdings Co., Ltd.	6,000	46,191

CSPC Pharmaceutical Group, Ltd.	37,040	38,651

ENN Energy Holdings, Ltd.	3,100	53,408

Foshan Haitian Flavouring & Food Co., Ltd., Class A	1,820	33,326

Geely Automobile Holdings, Ltd.	21,000	72,883

Great Wall Motor Co., Ltd., Class H	13,000	58,494

Guangdong Investment, Ltd.	24,000	30,177

Haidilao International Holding, Ltd.(2)	6,000	16,730

Haier Smart Home Co., Ltd., Class H	13,400	49,897

Hansoh Pharmaceutical Group Co., Ltd.(2)	10,000	22,231

Security	Shares	Value

China (continued)

Hengan International Group Co., Ltd.	6,000	$31,356

Industrial & Commercial Bank of China, Ltd., Class H	189,000	103,603

Innovent Biologics, Inc.(1)(2)	6,000	53,702

Jiangsu Hengrui Medicine Co., Ltd., Class A	3,240	24,890

Kingdee International Software Group Co., Ltd.(1)	15,000	49,356

Kingsoft Corp, Ltd.	7,000	29,869

Kweichow Moutai Co., Ltd., Class A	300	85,608

Lenovo Group, Ltd.	36,000	39,095

Li Ning Co., Ltd.	8,000	88,280

Longfor Group Holdings, Ltd.(2)	10,500	50,798

Meituan, Class B(1)(2)	10,700	364,106

PetroChina Co., Ltd., Class H	104,000	50,143

PICC Property & Casualty Co., Ltd., Class H	38,000	35,376

Ping An Healthcare and Technology Co., Ltd.(1)(2)	4,000	19,337

Ping An Insurance Group Co. of China, Ltd., Class A	4,200	32,443

Ping An Insurance Group Co. of China, Ltd., Class H	19,000	136,092

Postal Savings Bank of China Co., Ltd., Class H(2)	47,000	34,159

Shandong Weigao Group Medical Polymer Co., Ltd., Class H	20,000	34,067

Shenzhou International Group Holdings, Ltd.	3,100	66,787

Shimao Group Holdings, Ltd.	22,000	34,511

Silergy Corp.	1,000	165,205

Sino Biopharmaceutical, Ltd.	61,500	45,349

Sinopharm Group Co., Ltd., Class H	11,200	26,595

Sunac China Holdings, Ltd.	16,000	34,216

Sunny Optical Technology Group Co., Ltd.	2,600	69,767

Tencent Holdings, Ltd.	16,600	1,009,775

Tsingtao Brewery Co., Ltd., Class H	4,000	34,807

Wuliangye Yibin Co., Ltd., Class A	1,400	47,308

WuXi AppTec Co., Ltd., Class H(2)	1,760	37,578

Wuxi Biologics Cayman, Inc.(1)(2)	10,500	159,043

Xinyi Solar Holdings, Ltd.	24,000	49,854

Yihai International Holding, Ltd.(1)	3,000	17,573

Zijin Mining Group Co., Ltd., Class H	28,000	38,938

		$6,066,984

Cyprus — 1.7%

Bank of Cyprus Holdings PLC(1)(3)	2,773,090	$3,260,261

Bank of Cyprus Holdings PLC(1)(3)	45,800	52,280

		$3,312,541

Egypt — 7.3%

Cleopatra Hospital(1)	1,216,600	$394,221

Commercial International Bank Egypt SAE(1)	1,527,806	4,973,628

Credit Agricole Egypt SAE(1)	1,397,530	2,440,650

17	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2021

Portfolio of Investments — continued

Security	Shares	Value

Egypt (continued)

Eastern Co. SAE	1,393,980	$1,028,734

Egyptian Financial Group-Hermes Holding Co.(1)	864,284	685,469

ElSewedy Electric Co.	1,058,180	581,601

Fawry for Banking & Payment Technology Services SAE(1)	837,900	801,745

Taaleem Management Services Co. SAE(1)	6,843,500	1,957,077

Talaat Moustafa Group	1,241,690	586,690

Telecom Egypt Co.	460,630	397,109

		$13,846,924

Georgia — 7.7%

Bank of Georgia Group PLC	261,220	$5,420,929

Georgia Capital PLC(1)	382,077	3,158,458

TBC Bank Group PLC	285,322	6,120,794

		$14,700,181

Greece — 6.9%

Alpha Services and Holdings S.A.(1)	841,800	$1,073,178

Athens Water Supply & Sewage Co. S.A.	25,260	221,118

Eurobank Ergasias Services and Holdings S.A.(1)	1,298,434	1,363,768

GEK Terna Holding Real Estate Construction S.A.(1)	31,380	351,810

Hellenic Petroleum S.A.	35,614	245,546

Hellenic Telecommunications Organization S.A.	136,451	2,422,526

Holding Co. ADMIE IPTO S.A.	68,359	201,779

JUMBO S.A.	59,800	890,083

LAMDA Development S.A.(1)	42,067	346,710

Motor Oil (Hellas) Corinth Refineries S.A.(1)	33,100	561,841

Mytilineos S.A.	56,365	1,030,044

National Bank of Greece S.A.(1)	245,417	774,961

OPAP S.A.	121,690	1,900,470

Piraeus Port Authority S.A.	5,126	107,919

Public Power Corp. S.A.(1)	57,091	621,033

Sarantis S.A.	20,845	210,443

Terna Energy S.A.	26,921	364,000

Titan Cement International S.A.(1)	24,177	420,402

		$13,107,631

Indonesia — 5.0%

Astra International Tbk PT	1,748,100	$744,538

Bank Central Asia Tbk PT	4,485,500	2,371,831

Bank Mandiri Persero Tbk PT	1,624,100	821,099

Bank Negara Indonesia Persero Tbk PT	738,500	365,205

Bank Rakyat Indonesia Persero Tbk PT	6,107,984	1,833,517

Barito Pacific Tbk PT	2,990,500	197,872

Charoen Pokphand Indonesia Tbk PT	695,700	305,066

Indofood Sukses Makmur Tbk PT	464,600	208,543

Security	Shares	Value

Indonesia (continued)

Kalbe Farma Tbk PT	2,180,400	$246,247

Merdeka Copper Gold Tbk PT(1)	1,203,900	268,577

Sarana Menara Nusantara Tbk PT	2,395,900	196,378

Semen Indonesia Persero Tbk PT	324,400	208,453

Telkom Indonesia Persero Tbk PT	4,267,100	1,140,534

Unilever Indonesia Tbk PT	760,600	237,425

United Tractors Tbk PT	181,000	301,095

		$9,446,380

Lithuania — 1.9%

AB Ignitis Grupe	10,000	$241,601

AB Ignitis Grupe GDR(4)	49,010	1,178,247

Siauliu Bankas AB	1,806,869	1,614,093

Telia Lietuva AB	287,440	663,946

		$3,697,887

Malaysia — 5.4%

Axiata Group Bhd	295,900	$282,745

CIMB Group Holdings Bhd	646,400	815,584

Dialog Group Bhd	429,400	293,629

Digi.com Bhd	324,700	332,296

Genting Bhd	232,800	291,390

Genting Malaysia Bhd	336,700	257,983

Hartalega Holdings Bhd	178,700	253,318

Hong Leong Bank Bhd	69,000	313,675

IHH Healthcare Bhd	217,400	343,197

IOI Corp. Bhd	272,100	258,219

Kuala Lumpur Kepong Bhd	47,500	248,211

Malayan Banking Bhd	398,500	775,151

Malaysia Airports Holdings Bhd(1)	129,000	201,754

Maxis Bhd	252,200	284,662

MISC Bhd	144,700	247,520

Nestle Malaysia Bhd	7,200	233,905

Petronas Chemicals Group Bhd	245,500	515,490

Petronas Gas Bhd	82,900	335,403

PPB Group Bhd	67,900	298,058

Press Metal Aluminium Holdings Bhd	337,900	454,177

Public Bank Bhd	1,429,600	1,440,248

QL Resources Bhd	119,900	146,333

RHB Bank Bhd	196,400	265,001

Sime Darby Bhd	310,700	170,532

Sime Darby Plantation Bhd	211,000	204,591

Telekom Malaysia Bhd	124,200	173,612

Tenaga Nasional Bhd	232,400	542,154

Top Glove Corp. Bhd	535,900	351,915

		$10,330,753

18	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2021

Portfolio of Investments — continued

Security	Shares	Value

Romania — 8.0%

Banca Transilvania S.A.	10,532,467	$6,181,818

BRD-Groupe Societe Generale S.A.	465,630	2,008,070

OMV Petrom S.A.	25,509,220	2,940,447

Societatea Energetica Electrica S.A.	309,870	847,284

Societatea Nationala de Gaze Naturale ROMGAZ S.A.	258,320	2,252,028

Transelectrica S.A.	56,490	332,181

Transgaz S.A. Medias	10,640	640,149

		$15,201,977

Serbia — 0.6%

Metalac AD(1)	67,357	$1,191,058

		$1,191,058

Slovenia — 3.0%

Krka dd Novo mesto	20,469	$2,630,390

Nova Ljubljanska Banka dd(2)	29,800	2,542,130

Nova Ljubljanska Banka dd GDR(4)	28,632	491,509

		$5,664,029

South Korea — 6.3%

AMOREPACIFIC Corp.	554	$86,209

Celltrion Healthcare Co., Ltd.(1)	1,316	91,506

Celltrion, Inc.(1)	1,357	233,621

Hana Financial Group, Inc.	4,599	177,337

Hankook Tire and Technology Co., Ltd.	1,604	56,832

Hanwha Solutions Corp.(1)	2,332	81,813

Hyundai Engineering & Construction Co., Ltd.	1,594	68,909

Hyundai Mobis Co., Ltd.	973	210,332

Hyundai Motor Co.	1,965	351,451

Hyundai Motor Co., Second PFC Shares	768	64,525

Hyundai Steel Co.	1,699	64,940

Kakao Corp.	4,299	462,505

KB Financial Group, Inc.	5,680	274,934

Kia Corp.	3,924	286,343

Korea Electric Power Corp.	4,554	88,234

Korea Investment Holdings Co., Ltd.	850	63,573

Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	749	66,223

Korea Zinc Co., Ltd.	174	80,113

Korean Air Lines Co., Ltd.(1)	3,035	79,130

KT&G Corp.	1,895	131,624

LG Chem, Ltd.	646	463,541

LG Corp.	1,463	114,374

LG Display Co., Ltd.(1)	4,323	73,060

LG Electronics, Inc.	1,553	160,664

LG Household & Health Care, Ltd.	143	143,127

Lotte Chemical Corp.	338	65,011

Security	Shares	Value

South Korea (continued)

Naver Corp.	1,654	$575,067

NCSoft Corp.	257	138,088

POSCO	1,032	261,748

POSCO Chemical Co., Ltd.	599	74,734

S-Oil Corp.	901	78,835

Samsung Biologics Co., Ltd.(1)(2)	247	184,012

Samsung C&T Corp.	1,290	126,308

Samsung Electro-Mechanics Co., Ltd.	902	122,840

Samsung Electronics Co., Ltd.	61,327	3,671,839

Samsung Electronics Co., Ltd., PFC Shares	10,914	599,571

Samsung Fire & Marine Insurance Co., Ltd.	541	107,238

Samsung Life Insurance Co., Ltd.	1,285	74,332

Samsung SDI Co., Ltd.	765	482,660

Samsung SDS Co., Ltd.	620	81,495

Shinhan Financial Group Co., Ltd.	6,512	212,597

SK Hynix, Inc.	7,064	622,696

SK, Inc.	528	110,187

SK Innovation Co., Ltd.(1)	777	162,043

SK Telecom Co., Ltd.	647	171,317

Woori Financial Group, Inc.	9,355	106,349

		$12,003,887

Taiwan — 6.9%

Accton Technology Corp.	9,000	$78,686

Advantech Co., Ltd.	6,667	87,191

ASE Technology Holding Co., Ltd.	45,358	162,246

Asustek Computer, Inc.	11,000	139,852

AU Optronics Corp.	141,000	96,898

Cathay Financial Holding Co., Ltd.	111,087	231,560

Chailease Holding Co., Ltd.	32,760	313,761

China Steel Corp.	169,000	203,756

Chunghwa Telecom Co., Ltd.	53,000	210,317

CTBC Financial Holding Co., Ltd.	256,000	213,775

Delta Electronics, Inc.	25,680	226,687

E.Sun Financial Holding Co., Ltd.	177,500	169,605

First Financial Holding Co., Ltd.	161,185	132,706

Formosa Chemicals & Fibre Corp.	52,000	150,888

Formosa Plastics Corp.	54,000	209,167

Fubon Financial Holding Co., Ltd.	103,568	273,774

GlobalWafers Co., Ltd.	4,000	109,752

Hon Hai Precision Industry Co., Ltd.	200,508	774,029

Hotai Motor Co., Ltd.	5,000	110,101

Hua Nan Financial Holdings Co., Ltd.	146,543	107,304

Largan Precision Co., Ltd.	1,000	74,519

MediaTek, Inc.	19,000	625,341

Mega Financial Holding Co., Ltd.	155,000	186,270

19	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2021

Portfolio of Investments — continued

Security	Shares	Value

Taiwan (continued)

Nan Ya Plastics Corp.	72,000	$220,958

Novatek Microelectronics Corp.	9,000	134,990

Pegatron Corp.	35,000	85,681

President Chain Store Corp.	10,000	101,070

Quanta Computer, Inc.	43,000	120,809

Realtek Semiconductor Corp.	7,000	125,913

Shanghai Commercial & Savings Bank, Ltd. (The)	62,606	99,147

Shin Kong Financial Holding Co., Ltd.	8,514	3,001

Taishin Financial Holding Co., Ltd.	177,393	116,458

Taiwan Cement Corp.	77,412	134,327

Taiwan Cooperative Financial Holding Co., Ltd.	151,072	122,832

Taiwan Mobile Co., Ltd.	28,000	98,761

Taiwan Semiconductor Manufacturing Co., Ltd.	295,000	6,259,986

Uni-President Enterprises Corp.	68,960	165,430

United Microelectronics Corp.	155,000	321,776

Yageo Corp.(1)	6,000	93,910

Yuanta Financial Holding Co., Ltd.	152,422	135,485

		$13,228,719

United Arab Emirates — 9.3%

Abu Dhabi Commercial Bank PJSC	736,600	$1,666,023

Abu Dhabi Islamic Bank PJSC	380,400	605,669

Al Yah Satellite Communications Co-Pjsc-Yah Sat(1)	4,224,438	3,151,235

Aldar Properties PJSC	1,008,500	1,109,644

Dubai Islamic Bank PJSC	470,800	656,418

Emaar Properties PJSC	1,260,100	1,379,469

Emirates NBD Bank PJSC	657,300	2,501,107

Emirates Telecommunications Group Co. PJSC	457,800	3,193,350

First Abu Dhabi Bank PJSC	706,900	3,431,040

		$17,693,955

Vietnam — 10.4%

FPT Corp.	1,042,733	$4,751,937

Imexpharm Pharmaceutical JSC	48,678	158,360

Military Commercial Joint Stock Bank(1)	2,068,147	2,592,187

Mobile World Investment Corp.	487,249	3,011,064

No Va Land Investment Group Corp.(1)	5,744	27,603

Phat Dat Real Estate Development Corp.(1)	2,400	10,123

Phu Nhuan Jewelry JSC	565,090	2,579,683

Refrigeration Electrical Engineering Corp.(1)	143,700	472,947

Viet Capital Securities JSC	481,650	1,357,086

Vietnam Prosperity JSC Bank(1)	1,468,760	2,450,568

Vietnam Technological & Commercial Joint Stock Bank(1)	964,400	2,340,349

		$19,751,907

Total Common Stocks (identified cost $121,143,092)		$161,789,082

Preferred Stocks — 0.0%(5)
Security	Shares	Value

South Korea — 0.0%(5)

Hyundai Engineering & Construction Co., Ltd.	27	$3,670

Taiwan — 0.0%(5)

Fubon Financial Holding Co., Ltd.(1)	2,110	$4,553

Total Preferred Stocks (identified cost $6,540)		$8,223

Short-Term Investments — 11.7%
Affiliated Fund — 10.9%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(6)	20,820,477	$20,820,477

Total Affiliated Fund (identified cost $20,820,477)		$20,820,477

U.S. Treasury Obligations — 0.8%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 1/6/22(7)	$1,500	$1,499,828

Total U.S. Treasury Obligations (identified cost $1,499,896)		$1,499,828

Total Short-Term Investments (identified cost $22,320,373)		$22,320,305

Total Investments — 96.6% (identified cost $143,470,005)		$184,117,610

Other Assets, Less Liabilities — 3.4%		$6,385,761

Net Assets — 100.0%		$190,503,371

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2021, the aggregate value of these securities is $3,528,667 or 1.9% of the Portfolio’s net assets.

(3)	Securities are traded on separate exchanges for the same entity.

20	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2021

Portfolio of Investments — continued

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2021, the aggregate value of these securities is $1,669,756 or 0.9% of the Portfolio’s net assets.

(5)	Amount is less than 0.05%.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2021.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Financials	39.6%	$75,428,942

Information Technology	11.1	21,142,060

Consumer Discretionary	8.3	15,894,501

Communication Services	7.9	14,978,933

Energy	4.0	7,615,133

Health Care	2.8	5,378,283

Utilities	2.7	5,127,262

Consumer Staples	2.3	4,395,583

Materials	2.2	4,197,042

Industrials	2.0	3,884,552

Real Estate	2.0	3,755,014

Short-Term Investments	11.7	22,320,305

Total Investments	96.6%	$184,117,610

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

INR	396,000,000	USD	5,343,329	11/18/21	$(71,491)

USD	5,285,927	INR	396,000,000	11/18/21	14,089

EUR	888,057	USD	1,051,224	12/15/21	(23,566)

EUR	1,040,000	USD	1,231,084	12/15/21	(27,598)

USD	12,323,974	EUR	10,411,092	12/15/21	276,279

USD	7,389,146	EUR	6,242,230	12/15/21	165,650

USD	3,500,277	EUR	2,956,977	12/15/21	78,469

USD	3,083,163	EUR	2,604,606	12/15/21	69,118

USD	2,725,536	EUR	2,302,488	12/15/21	61,101

USD	2,477,390	EUR	2,092,858	12/15/21	55,538

USD	2,129,166	EUR	1,798,684	12/15/21	47,732

USD	231,147	EUR	195,269	12/15/21	5,182

USD	4,432,210	EUR	3,830,000	12/15/21	142

USD	2,534,599	EUR	2,190,220	12/15/21	81

USD	3,822,441	INR	289,600,000	1/31/22	1,670

					$652,396

21	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2021

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	549,995	EUR	475,000	HSBC Bank USA, N.A.	11/5/21	$863	$—

USD	135,413	EUR	117,367	Standard Chartered Bank	11/5/21	—	(271)

USD	1,889,790	CNH	12,400,000	Bank of America, N.A.	1/28/22	—	(31,879)

USD	8,844,607	CNH	58,500,000	Standard Chartered Bank	1/28/22	—	(221,332)

USD	1,893,379	AED	6,964,414	Standard Chartered Bank	5/31/22	—	(2,399)

USD	1,579,913	AED	5,817,160	Standard Chartered Bank	7/7/22	—	(3,532)

USD	2,855,790	AED	10,547,575	Standard Chartered Bank	7/7/22	—	(15,286)

USD	4,456,726	AED	16,370,000	Standard Chartered Bank	4/19/23	3,292	—

USD	1,657,609	AED	6,100,000	Standard Chartered Bank	5/30/23	—	(1,715)

						$4,155	$(276,414)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures

MSCI Emerging Markets Index	198	Long	12/17/21	$12,493,800	$(212,858)

SGX CNX Nifty Index	(104)	Short	11/25/21	(3,701,308)	78,164

					$(134,694)

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

JPMorgan Chase Bank, N.A.	CNY	32,392	Total Return on CSI 500 Index (pays quarterly)	3-month USD-LIBOR minus 12.00% on $4,999,931 (pays quarterly)	11/11/21	$80,033

						$80,033

Abbreviations:

ADR	–	American Depositary Receipt

GDR	–	Global Depositary Receipt

PFC Shares	–	Preference Shares

Currency Abbreviations:

AED	–	United Arab Emirates Dirham

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

EUR	–	Euro

INR	–	Indian Rupee

USD	–	United States Dollar

22	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2021

Statement of Assets and Liabilities

Assets	October 31, 2021

Unaffiliated investments, at value (identified cost, $122,649,528)	$163,297,133

Affiliated investment, at value (identified cost, $20,820,477)	20,820,477

Cash	959,566

Deposits for derivatives collateral —

Financial futures contracts	916,982

Centrally cleared derivatives	2,264,594

OTC derivatives	40,000

Foreign currency, at value (identified cost, $2,390,744)	2,386,180

Dividends receivable	242,588

Dividends receivable from affiliated investment	714

Receivable for variation margin on open centrally cleared derivatives	433,065

Receivable for open forward foreign currency exchange contracts	4,155

Receivable for open swap contracts	80,033

Tax reclaims receivable	13,870

Other assets	6,986

Total assets	$191,466,343

Liabilities

Cash collateral due to broker	$40,000

Payable for variation margin on open financial futures contracts	166,154

Payable for open forward foreign currency exchange contracts	276,414

Payable to affiliates:

Investment adviser fee	160,377

Trustees’ fees	775

Accrued expenses	319,252

Total liabilities	$962,972

Net Assets applicable to investors’ interest in Portfolio	$190,503,371

23	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2021

Statement of Operations

Investment Income	Year Ended October 31, 2021

Dividends (net of foreign taxes, $489,348)	$4,034,763

Dividends from affiliated investment	9,936

Interest	7,976

Total investment income	$4,052,675

Expenses

Investment adviser fee	$1,778,229

Trustees’ fees and expenses	9,360

Custodian fee	331,458

Legal and accounting services	65,543

Miscellaneous	19,233

Total expenses	$2,203,823

Net investment income	$1,848,852

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $125,256)	$22,805,980

Investment transactions — affiliated investment	332

Financial futures contracts	315,963

Swap contracts	1,524,537

Foreign currency transactions	(296,619)

Forward foreign currency exchange contracts	105,532

Net realized gain	$24,455,725

Change in unrealized appreciation (depreciation) —

Investments (including net decrease in accrued foreign capital gains taxes of $96,231)	$24,468,730

Financial futures contracts	(17,879)

Swap contracts	(221,372)

Foreign currency	(9,002)

Forward foreign currency exchange contracts	251,197

Net change in unrealized appreciation (depreciation)	$24,471,674

Net realized and unrealized gain	$48,927,399

Net increase in net assets from operations	$50,776,251

24	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2021

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2021	2020

From operations —

Net investment income	$1,848,852	$1,310,906

Net realized gain (loss)	24,455,725	(11,037,521)

Net change in unrealized appreciation (depreciation)	24,471,674	543,159

Net increase (decrease) in net assets from operations	$50,776,251	$(9,183,456)

Capital transactions —

Contributions	$13,948,565	$20,177,377

Withdrawals	(19,915,526)	(44,633,383)

Net decrease in net assets from capital transactions	$(5,966,961)	$(24,456,006)

Net increase (decrease) in net assets	$44,809,290	$(33,639,462)

Net Assets

At beginning of year	$145,694,081	$179,333,543

At end of year	$190,503,371	$145,694,081

25	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2021

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2021	2020	2019		2018	2017

Ratios (as a percentage of average daily net assets):

Expenses	1.24%	1.28%	1.29	%(1)	1.25%	1.29%

Net investment income	1.04%	0.84%	1.29%		0.97%	1.10%

Portfolio Turnover	70%	44%	43%		39%	32%

Total Return	35.70%	(2.84)%	7.44%		(11.06)%	24.59%

Net assets, end of year (000’s omitted)	$190,503	$145,694	$179,334		$162,169	$164,303

(1)	Includes interest expense of 0.01% of average daily net assets for the year ended October 31, 2019.

26	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2021

Notes to Financial Statements

1  Significant Accounting Policies

Global Macro Capital Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2021, Eaton Vance Emerging and Frontier Countries Equity Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends

27

Global Macro Capital Opportunities Portfolio

October 31, 2021

Notes to Financial Statements — continued

and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of October 31, 2021, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

J  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

28

Global Macro Capital Opportunities Portfolio

October 31, 2021

Notes to Financial Statements — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Portfolio entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Portfolio’s investment advisory agreement with BMR in effect prior to March 1, 2021), the investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $500 million	1.000%

$500 million but less than $1 billion	0.950%

$1 billion but less than $2.5 billion	0.925%

$2.5 billion but less than $5 billion	0.900%

$5 billion and over	0.880%

For the year ended October 31, 2021, the Portfolio’s investment adviser fee amounted to $1,778,229 or 1.00% of the Portfolio’s average daily net assets. The Portfolio may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

During the year ended October 31, 2021, BMR reimbursed the Portfolio $12,811 for a net realized loss due to a trading error. The amount of the reimbursement had an impact on total return of less than 0.01%.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $110,413,215 and $122,685,176, respectively, for the year ended October 31, 2021.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$144,585,142

Gross unrealized appreciation	$44,279,906

Gross unrealized depreciation	(4,608,880)

Net unrealized appreciation	$39,671,026

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2021 is included in the Portfolio of Investments. At October 31, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

29

Global Macro Capital Opportunities Portfolio

October 31, 2021

Notes to Financial Statements — continued

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk:  The Portfolio enters into equity futures contracts and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2021, the fair value of derivatives with credit-related contingent features in a net liability position was $276,414. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $260,970 at October 31, 2021.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at October 31, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at October 31, 2021.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2021 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Equity Price		Foreign Exchange		Total

Not applicable	$78,164	*	$775,051	*	$853,215

Receivable for open forward foreign currency exchange contracts	—		4,155		4,155

Receivable for open swap contracts	80,033		—		80,033

Total Asset Derivatives	$158,197		$779,206		$937,403

Derivatives not subject to master netting or similar agreements	$78,164		$775,051		$853,215

Total Asset Derivatives subject to master netting or similar agreements	$80,033		$4,155		$84,188

Not applicable	$(212,858)	*	$(122,655)	*	$(335,513)

Payable for open forward foreign currency exchange contracts	—		(276,414)		(276,414)

Total Liability Derivatives	$(212,858)		$(399,069)		$(611,927)

Derivatives not subject to master netting or similar agreements	$(212,858)		$(122,655)		$(335,513)

Total Liability Derivatives subject to master netting or similar agreements	$—		$(276,414)		$(276,414)

30

Global Macro Capital Opportunities Portfolio

October 31, 2021

Notes to Financial Statements — continued

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared derivatives, as applicable.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2021.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

HSBC Bank USA, N.A.	$863	$—	$—	$—	$863	$—

JPMorgan Chase Bank, N.A.	80,033	—	—	(40,000)	40,033	40,000

Standard Chartered Bank	3,292	(3,292)	—	—	—	—

	$84,188	$(3,292)	$—	$(40,000)	$40,896	$40,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(31,879)	$—	$—	$—	$(31,879)	$—

Standard Chartered Bank	(244,535)	3,292	241,243	—	—	—

	$(276,414)	$3,292	$241,243	$—	$(31,879)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$40,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2021 was as follows:

Statement of Operations Caption	Equity Price	Foreign Exchange	Total

Net realized gain (loss) —

Financial futures contracts	$315,963	$—	$315,963

Swap contracts	1,524,537	—	1,524,537

Forward foreign currency exchange contracts	—	105,532	105,532

Total	$1,840,500	$105,532	$1,946,032

Change in unrealized appreciation (depreciation) —

Financial futures contracts	$(17,879)	$—	$(17,879)

Swap contracts	(221,372)	—	(221,372)

Forward foreign currency exchange contracts	—	251,197	251,197

Total	$(239,251)	$251,197	$11,946

31

Global Macro Capital Opportunities Portfolio

October 31, 2021

Notes to Financial Statements — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2021, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts

$9,204,000	$2,483,000	$47,818,000	$6,011,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2021.

7  Investments in Affiliated Funds

At October 31, 2021, the value of the Portfolio’s investment in affiliated funds was $20,820,477, which represents 10.9% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the year ended October 31, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$15,684,838	$104,898,516	$(99,763,209)	$332	$—	$20,820,477	$9,936	20,820,477

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

32

Global Macro Capital Opportunities Portfolio

October 31, 2021

Notes to Financial Statements — continued

At October 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks

Asia/Pacific	$895,129	$69,933,501	$—	$70,828,630

Emerging Europe	—	59,419,573	—	59,419,573

Middle East/Africa	3,151,235	28,389,644	—	31,540,879

Total Common Stocks	$4,046,364	$157,742,718 *	$—	$161,789,082

Preferred Stocks	$4,553	$3,670	$—	$8,223

Short-Term Investments —

Affiliated Fund	—	20,820,477	—	20,820,477

U.S. Treasury Obligations	—	1,499,828	—	1,499,828

Total Investments	$4,050,917	$180,066,693	$—	$184,117,610

Forward Foreign Currency Exchange Contracts	$—	$779,206	$—	$779,206

Futures Contracts	—	78,164	—	78,164

Swap Contracts	—	80,033	—	80,033

Total	$4,050,917	$181,004,096	$—	$185,055,013

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(399,069)	$—	$(399,069)

Futures Contracts	(212,858)	—	—	(212,858)

Total	$(212,858)	$(399,069)	$—	$(611,927)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Frontier markets are among the smallest and least mature investment markets. Frontier market countries may have greater political or economic instability and may also be subject to trade barriers, adjustments in currency values and developing or changing securities laws and other regulations. Investments in frontier market countries generally are less liquid and subject to greater price volatility than investments in developed markets or emerging markets.

33

Global Macro Capital Opportunities Portfolio

October 31, 2021

Notes to Financial Statements — continued

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

34

Global Macro Capital Opportunities Portfolio

October 31, 2021

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Capital Opportunities Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Global Macro Capital Opportunities Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 16, 2021

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

35

Eaton Vance

Emerging and Frontier Countries Equity Fund

October 31, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

36

Eaton Vance

Emerging and Frontier Countries Equity Fund

October 31, 2021

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Macro Capital Opportunities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 138 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 137 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV, Chief Executive Officer of EVM and BMR, and Director of EVD. Formerly, Chairman, Chief Executive Officer and President of EVC. Trustee and/or officer of 137 registered investment companies. Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM, EVD, and EV, which are affiliates of the Trust and Portfolio, and his former position with EVC, which was an affiliate of the Trust and Portfolio prior to March 1, 2021.

Other Directorships in the Last Five Years. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Chairperson of the Board and Trustee	2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships in the Last Five Years. None.

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUP, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

37

Eaton Vance

Emerging and Frontier Countries Equity Fund

October 31, 2021

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).

Scott E. Wennerholm 1959	Trustee	2016

Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Deidre E. Walsh 1971	Vice President and Chief Legal Officer	2009	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

38

Eaton Vance

Emerging and Frontier Countries Equity Fund

October 31, 2021

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Kimberly M. Roessiger 1985	Secretary	2021	Vice President of EVM and BMR.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

39

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

40

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

41

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

42

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Global Macro Capital Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging and Frontier Countries Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

20357    10.31.21

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman, William H. Park and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm). Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm),Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2020 and October 31, 2021 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/20	10/31/21
Audit Fees	$42,300	$45,800
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$22,043	$24,453
All Other Fees(3)	$0	$0

Total	$64,343	$70,253

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2020 and October 31, 2021; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/20	10/31/21
Registrant	$22,043	$24,453
Eaton Vance(1)	$51,800	$51,800

(1)	Certain subsidiaries of Morgan Stanley provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Capital Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: December 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 23, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 23, 2021